NOTE 5 - ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 5 - ACCRUED EXPENSES

Accrued expenses consist of the following as of December 31, 2017 and 2016:

	2017	2016
Accrued interest	$577,978	$549,909
Other accruals	52,921	42,712
Total	$630,899	$592,621

Accrued interest pertains to notes payable (see Note 7). Other accruals consist of legal and advisory fees, estimated taxes and product warranties.